Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

	Segment
	Cayman	Channel Islands and the UK	Other	Total
Balance at December 31, 2017	—	21,529	—	21,529
Acquisitions during the year	551	1,231	2,086	3,868
Foreign exchange translation adjustment	—	(1,333)	(73)	(1,406)
Balance at December 31, 2018	551	21,427	2,013	23,991
Foreign exchange translation adjustment	—	818	29	847
Balance at December 31, 2019	551	22,245	2,042	24,838
Foreign exchange translation adjustment	—	719	70	789
Balance at December 31, 2020	551	22,964	2,112	25,627

Schedule of customer relationship intangible assets

	December 31, 2020			December 31, 2019
Segment	Cost	Accumulated amortization	Net carrying amount	Cost	Accumulated amortization	Net carrying amount
Bermuda	29,785	(15,009)	14,776	29,785	(13,579)	16,206
Cayman	17,728	(6,773)	10,955	17,728	(5,672)	12,056
Channel Islands and the UK	90,069	(53,279)	36,790	90,069	(51,435)	38,634
Other	5,563	(892)	4,671	5,563	(794)	4,769
Total	143,145	(75,953)	67,192	143,145	(71,480)	71,665